Additional capital disclosures (Tables)	12 Months Ended
Mar. 31, 2025
Capital structure [abstract]
Summary of Capital Structure

The capital structure as at March 31, 2024 and 2025 was as follows:

	As at March 31,
	2024		2025		% Change
Equity attributable to the equity shareholders of the Company	₹	749,883	₹	828,309	10%
As percentage of total capital		82%		81%

Current loans, borrowings and bank overdrafts		79,166		97,863
Non-current loans and borrowings		62,300		63,954
Current and non-current lease liabilities		23,183		30,218
Total loans, borrowings and bank overdrafts and lease liabilities	₹	164,649	₹	192,035	17%
As percentage of total capital		18%		19%

Total capital	₹	914,532	₹	1,020,344	12%